Accounts receivable (Denominations of gross amounts of account receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross amounts of account receivables denominated [line items]
Gross amounts of account receivables	¥ 25,559,681	¥ 16,482,360
RMB [member]
Gross amounts of account receivables denominated [line items]
Gross amounts of account receivables	24,633,465	15,586,989
S$ [member]
Gross amounts of account receivables denominated [line items]
Gross amounts of account receivables	922,993	876,956
US$ [member]
Gross amounts of account receivables denominated [line items]
Gross amounts of account receivables	¥ 3,223	¥ 18,415